Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	$ (391,380)	¥ (2,655,549)	¥ (62,019,599)	¥ 13,251,753